Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($)	Taxes	Royalties	Fees	Infrastructure	Total Payments
Total	$ 1,854,000	$ 14,802,000	$ 2,331,000	$ 464,000	$ 19,451,000
Asanko Gold Mine
Total	260,000	$ 14,802,000	$ 2,331,000	$ 464,000	17,857,000
Galiano Gold Inc
Total	$ 1,594,000				$ 1,594,000